STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 19, 2018

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2018

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus, dated February 1, 2018 (the “Prospectus”):

In the “Additional Investment Strategies and Risks” section of the Prospectus, the disclosure regarding “All Equity Funds: Foreign Securities” is hereby replaced with the following:

All Equity Funds: Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies. The Behavioral International Equity Fund may invest without limitation in foreign securities. Other Equity Funds will not invest in foreign securities if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 30% of the value of its total assets for the Equity Income Fund, the Special Opportunities Fund and SMID Opportunities Fund).

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-0318-1

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 19, 2018

TO THE

INSTITUTIONAL, CLASS R AND CLASS R6 SHARES PROSPECTUS,

DATED FEBRUARY 1, 2018

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional, Class R and Class R6 Shares Prospectus, dated February 1, 2018 (the “Prospectus”):

In the “Additional Investment Strategies and Risks” section of the Prospectus, the disclosure regarding “All Equity Funds: Foreign Securities” is hereby replaced with the following:

All Equity Funds: Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies. The Behavioral International Equity Fund may invest without limitation in foreign securities. Other Equity Funds will not invest in foreign securities if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 30% of the value of its total assets for the Equity Income Fund, the Special Opportunities Fund and SMID Opportunities Fund).

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-0318-2

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 19, 2018

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2018

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2018 (the “SAI”):

In the “Note Regarding Fundamental Investment Restrictions” in the SAI, the second paragraph is hereby replaced with the following disclosure:

Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries. For purposes of the concentration policies described above, the Funds generally determine industry classifications for purposes of these policies in reference to issuer-assigned GICS codes provided to the Fund by unaffiliated third party vendors (“GICS Codes”) and, the Funds (except the Behavioral International Equity Fund) treat each industry represented by a distinct 6-digit GICS Code as a separate “industry.” In addition, the Funds do not consider investment companies to constitute an “industry.” Rather, a Fund will “look-through” investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAISUP-0318